Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2017	2016
(In thousands)
Accrued product liability reserves	$14,932	$25,100
Accrued warranty reserves	15,701	9,137
Accrued environmental reserves	1,102	1,053
Total accrued loss reserves - Current	$31,735	$35,290
Accrued product liability reserves - noncurrent	$28,222	$29,045
Accrued warranty liability - noncurrent	3,448	4,177
Accrued environmental reserves - noncurrent	1,747	1,676
Total accrued loss reserves - Noncurrent	$33,417	$34,898

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2017	2016	2015
(In thousands)
Beginning Balance	$13,314	$11,663	$14,741
Deductions (1)	(18,269)	(18,061)	(29,543)
Provision charged to SG&A expense	23,862	19,653	23,487
Acquisitions, including SPHC reconsolidation	242	59	2,978
Ending Balance	$19,149	$13,314	$11,663

(1)	Primarily claims paid during the year.